Leases - Disclosure of quantitative information about right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Total cash outflow for amounts included in lease liabilities	$ 3,283	$ 2,904
Expense for variable payments not included in the lease liability	45	27
Short-term lease expense	499	657
Additions to right-of-use assets in the period	$ 3,781	$ 5,015